Payroll, staff and employee benefits obligations - Change in benefit obligations and plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in benefit obligations and plan assets
Net benefit liabilities relating to assets held for sale			$ (1)
Euro zone
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	93.00%
United Kingdom
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	(10.00%)
United States
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	17.00%
Pension benefits
Change in benefit obligations and plan assets
Balance at beginning of year	$ 1,007	$ 1,587
Balance at year-end	1,123	1,007	1,587
UNFUNDED STATUS	1,079	961	1,546
Pension benefits and other benefits liabilities	1,453	1,308	1,966
Other non-current assets	(330)	(301)	(378)
Net benefit liabilities relating to assets held for sale			(1)
Pension benefits | Benefit obligation
Change in benefit obligations and plan assets
Balance at beginning of year	8,267	11,777	13,591
Current service cost	178	202	247
Interest cost (income)	355	195	164
Past service cost	47	27	(197)
Settlements	2	5	3
Plan participants' contributions	23	17	17
Benefits paid	(563)	(661)	(704)
Actuarial losses / (gains)	393	(2,502)	(734)
Foreign currency translation and other	146	(793)	(610)
Balance at year-end	8,847	8,267	11,777
Pension benefits | Benefit obligation | Plans entirely or partially funded
Change in benefit obligations and plan assets
Balance at beginning of year	7,806	11,143
Balance at year-end	8,392	7,806	11,143
Pension benefits | Benefit obligation | Plans not funded
Change in benefit obligations and plan assets
Balance at beginning of year	461	634
Balance at year-end	455	461	634
Pension benefits | Plan assets
Change in benefit obligations and plan assets
Balance at beginning of year	(7,306)	(10,231)	(10,580)
Interest cost (income)	(332)	(190)	(146)
Settlements		2
Plan participants' contributions	(23)	(17)	(17)
Employer contributions	(254)	(260)	(303)
Benefits paid	523	607	635
Actuarial losses / (gains)	(272)	2,083	(290)
Foreign currency translation and other	(104)	700	470
Balance at year-end	(7,768)	(7,306)	(10,231)
Pension benefits | Asset ceiling
Change in benefit obligations and plan assets
Balance at beginning of year	46	41
Balance at year-end	44	46	41
Other benefits
Change in benefit obligations and plan assets
Balance at beginning of year	467	633
Balance at year-end	468	467	633
UNFUNDED STATUS	468	467	633
Pension benefits and other benefits liabilities	468	467	633
Other benefits | Benefit obligation
Change in benefit obligations and plan assets
Balance at beginning of year	467	633	700
Current service cost	12	15	17
Interest cost (income)	20	12	8
Past service cost		9	(1)
Plan participants' contributions		1
Benefits paid	(24)	(22)	(34)
Actuarial losses / (gains)	(6)	(155)	(11)
Foreign currency translation and other	(1)	(25)	(46)
Balance at year-end	468	467	633
Other benefits | Benefit obligation | Plans not funded
Change in benefit obligations and plan assets
Balance at beginning of year	467	633
Balance at year-end	$ 468	$ 467	$ 633